Deferred charges, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Dry Dock And Special Survey Costs Net
Deferred Costs, Noncurrent	$ 91,939	$ 73,720	$ 54,663
Additions	58,189	42,506	38,341
Amortization of Deferred Charges	(30,055)	(24,287)	(19,284)
Write-off on disposal	(9,137)
Deferred Costs, Noncurrent	$ 110,936	$ 91,939	$ 73,720